President's Letter

Dear Valued Client,

In August of 1997, I assumed leadership of Aetna's retirement, investment, and life insurance areas, known collectively as Aetna Retirement Services (ARS). Through its operating companies, ARS provides individuals with a full range of financial services, investment management, and other important products and services. I'm delighted to be heading this company because our mission is to help people clarify, plan for, and achieve their personal retirement dreams. That's a mission that's important to us and to you.

Overall, 1997 proved to be another strong year for the stock market. The year began with some skepticism as to whether or not stocks could produce a third consecutive year of 20%-plus total returns. At year end, the turbulence in the Asian markets contributed to wild swings in domestic markets. And, in spite of it all, the S & P 500 Index rose more than 33%, while the Dow Jones Industrial Average climbed nearly 25%. The resilience of the market helped equity investors enjoy yet another year of record returns.*

In the fall of 1997, the ARS organization formed a management investment company named Portfolio Partners, Inc. (PPI) in order to give many of our clients access to a wider array of fund management styles, with reduced fees. With the addition of PPI, our variable insurance product investment options include funds subadvised by T. Rowe Price Associates, Inc., Massachusetts Financial Services, Inc. (MFS), and Scudder Kemper Investments, Inc. (Scudder). Aetna funds, subadvised by Aeltus Investment Management, Inc., remain in our expanding list of fund families, and together, give you valuable diversification across markets.

Market swings, economic twists, changes in state and federal tax laws. All offer opportunities - and confusion - for investors. That's why it's so important for you to pursue an investment strategy that fits your needs and to wisely choose your retirement planning partner. Thank you for choosing Aetna Retirement Services, and for your continued trust and business.

Sincerely,

/s/ Thomas J. McInerney
-----------------------
    Thomas J. McInerney

*Past performance is no indication of future results.

Variable Annuity Account G
Statement of Assets and Liabilities - December 31, 1997


ASSETS:
Investments, at net asset value: (Note 1)
 Oppenheimer Funds:
  Bond Fund; 1,309,829 shares (cost $15,178,161) ......................... $ 15,600,073
  Capital Appreciation Fund; 1,415,431 shares (cost $53,749,505) .........   57,976,072
  Global Securities Fund; 2,277,867 shares (cost $37,589,767) ............   48,678,028
  Growth Fund; 1,751,957 shares (cost $42,409,945) .......................   56,833,474
  High Income Fund; 2,990,264 shares (cost $32,895,864) ..................   34,447,843
  Money Fund; 12,073,177 shares (cost $12,096,278) .......................   12,073,177
  Multiple Strategies Fund; 3,265,009 shares (cost $47,694,485) ..........   55,537,808
  Strategic Bond Fund; 3,239,438 shares (cost $16,280,022) ...............   16,585,922
 Dividends Receivable ....................................................       23,687
                                                                           ------------
 NET ASSETS (cost $257,894,027) .......................................... $297,756,084
                                                                           ============

Net assets represented by:

Reserves for annuity contracts in accumulation period: (Notes 1 and 5)

Oppenheimer Funds:
 Bond Fund:
  Annuity contracts in accumulation ...................................... $ 15,600,073
 Capital Appreciation Fund:
  Annuity contracts in accumulation ......................................   57,976,072
 Global Securities Fund:
  Annuity contracts in accumulation ......................................   48,678,028
 Growth Fund:
  Annuity contracts in accumulation ......................................   56,833,474
 High Income Fund:
  Annuity contracts in accumulation ......................................   34,447,843
 Money Fund:
  Annuity contracts in accumulation ......................................   12,096,864
 Multiple Strategies Fund:
  Annuity contracts in accumulation ......................................   55,537,808
 Strategic Bond Fund:
  Annuity contracts in accumulation ......................................   16,585,922
                                                                           ------------
                                                                           $297,756,084
                                                                           ============



See Notes to Financial Statements

Variable Annuity Account G
Statements of Operations and Changes in Net Assets


                                                                             Year Ended December 31,
                                                                              1997              1996
                                                                        ---------------   ----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ..........................................................    $  16,622,939     $  17,968,354
Expenses: (Notes 2 and 5)
 Valuation Period Deductions ........................................       (4,148,057)       (4,100,918)
                                                                         -------------     -------------
Net investment income ...............................................       12,474,882        13,867,436
                                                                         -------------     -------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ................................................      143,912,948       123,718,459
 Cost of investments sold ...........................................      127,384,271       117,214,579
                                                                         -------------     -------------
  Net realized gain .................................................       16,528,677         6,503,880
Net unrealized gain on investments: (Note 5)
 Beginning of period ................................................       25,989,041         6,664,287
 End of period ......................................................       39,862,057        25,989,041
                                                                         -------------     -------------
  Net change in unrealized gain .....................................       13,873,016        19,324,754
                                                                         -------------     -------------
Net realized and unrealized gain on investments .....................       30,401,693        25,828,634
                                                                         -------------     -------------
Net increase in net assets resulting from operations ................       42,876,575        39,696,070
                                                                         -------------     -------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments .........................          679,845         1,347,812
Transfers to the Company's fixed account options ....................       (1,083,698)       (1,158,167)
Redemptions by contract holders .....................................      (49,029,578)      (34,319,022)
Other ...............................................................           72,529         2,437,592
                                                                         -------------     -------------
 Net decrease in net assets from unit transactions (Note 5) .........      (49,360,902)      (31,691,785)
                                                                         -------------     -------------
Change in net assets ................................................       (6,484,327)        8,004,285
NET ASSETS:
Beginning of period .................................................      304,240,411       296,236,126
                                                                         -------------     -------------
End of period .......................................................    $ 297,756,084     $ 304,240,411
                                                                         =============     =============



See Notes to Financial Statements

Variable Annuity Account G
Condensed Financial Information - Year Ended December 31, 1997


------------------------------------------------------------------------------------------------------------------------------------
                                         Value
                                       Per Unit               Increase           Units
                              --------------------------     in Value of      Outstanding        Reserves
                               Beginning       End of       Accumulation         at End           at End
                                of Year         Year            Unit            of Year           of Year
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Bond Fund:
CLIAC I                        $ 14.980       $ 16.147           7.79%           966,127.8     $15,600,073
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund:
CLIAC I                        $ 31.083       $ 34.245          10.18%         1,692,956.9      57,976,072
------------------------------------------------------------------------------------------------------------------------------------
Global Securities Fund:
CLIAC I                        $ 17.675       $ 21.396          21.05%         2,275,062.1      48,678,028
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund:
CLIAC I                        $ 24.881       $ 31.097          24.99%         1,827,611.1      56,833,474
------------------------------------------------------------------------------------------------------------------------------------
High Income Fund:
CLIAC I                        $ 22.077       $ 24.441          10.71%         1,409,407.9      34,447,843
------------------------------------------------------------------------------------------------------------------------------------
Money Fund:
CLIAC I                        $ 12.447       $ 12.933           3.90%           935,378.0      12,096,864
------------------------------------------------------------------------------------------------------------------------------------
Multiple Strategies Fund:
CLIAC I                        $ 19.031       $ 22.009          15.65%         2,523,368.6      55,537,808
------------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:
CLIAC I                        $ 12.340       $ 13.235           7.25%         1,253,203.0      16,585,922
------------------------------------------------------------------------------------------------------------------------------------

 CLIAC I Certain Individual contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts.




See Notes to Financial Statements

Variable Annuity Account G
Notes to Financial Statements - December 31, 1997

1. Summary of Significant Accounting Policies


   Variable Annuity Account G (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with the individual deferred variable annuity contracts originally issued by Confederation Life Insurance and Annuity Company. The Contract allows tax-deferred capital accumulation under specific sections of the Internal Revenue Code of 1986, as amended. The account commenced operations on October 2, 1995.


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.


   a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1997:

      Oppenheimer Funds
      [bullet] Bond Fund
      [bullet] Capital Appreciation Fund
      [bullet] Global Securities Fund
      [bullet] Growth Fund

      [bullet] High Income Fund
      [bullet] Money Fund
      [bullet] Multiple Strategies Fund
      [bullet] Strategic Bond Fund

   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.


   c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.



   d. Annuity Reserves
   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions


   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3. Dividend Income


   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) in the Statements of Operations and Changes in Net Assets.

Variable Annuity Account G
Notes to Financial Statements - December 31, 1997 (continued):

4. Purchases and Sales of Investments


   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1997 and December 31, 1996 aggregated $107,026,927 and $143,912,948; $105,939,733 and
   $123,718,459, respectively.

Variable Annuity Account G
Notes to Financial Statements - December 31, 1997 (continued):
5.
  Supplemental Information to Statements of Operations and Changes in Net
Assets


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                             Valuation          Proceeds          Cost of             Net
                                                              Period              from          Investments        Realized
                                           Dividends        Deductions           Sales              Sold          Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------

   Oppenheimer Funds:
   Bond Fund:                             $ 1,009,362      ($   212,453)     $  4,204,924      $  4,160,030      $    44,894
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund:               2,866,468          (803,745)       28,899,554        23,679,296        5,220,258
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                    602,525          (690,592)       16,820,542        12,948,341        3,872,201
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Growth Fund:                             3,104,980          (767,795)       15,103,836        11,172,290        3,931,546
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   High Income Fund:                        2,914,363          (487,806)       20,184,142        18,692,157        1,491,985
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Money Fund:                                713,727          (186,740)       38,711,682        38,694,901           16,781
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Multiple Strategies Fund:                4,118,483          (772,176)       10,787,425         9,412,986        1,374,439
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                     1,293,031          (226,750)        9,200,843         8,624,270          576,573
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account G       $16,622,939      ($ 4,148,057)     $143,912,948      $127,384,271      $16,528,677
======================================    ===========       ===========      ============      ============      ===========

------------------------------------------------------------------------------------------------------------------------------------
        Net Unrealized                                      Net
          Gain (Loss)                  Net          Increase (Decrease)               Net Assets
------------------------------      Change in          In Net Assets      ----------------------------------
   Beginning          End           Unrealized           from Unit           Beginning           End
    of Year         of Year        Gain (Loss)         Transactions           of Year          of Year
------------------------------------------------------------------------------------------------------------------------------------
 $   103,324      $   421,912     $    318,588        ($  2,030,577)
                                                                           $ 16,470,259     $ 15,600,073
------------------------------------------------------------------------------------------------------------------------------------
   5,965,703        4,226,567       (1,739,136)          (9,468,894)
                                                                             61,901,121       57,976,072
------------------------------------------------------------------------------------------------------------------------------------
   5,099,890       11,088,261        5,988,371           (8,005,658)
                                                                             46,911,181       48,678,028
------------------------------------------------------------------------------------------------------------------------------------
   8,024,778       14,423,529        6,398,751           (8,510,258)
                                                                             52,676,250       56,833,474
------------------------------------------------------------------------------------------------------------------------------------
   1,754,049        1,551,978         (202,071)          (7,570,580)
                                                                             38,301,952       34,447,843
------------------------------------------------------------------------------------------------------------------------------------
      11,912              587          (11,325)            (787,093)
                                                                             12,351,514       12,096,864
------------------------------------------------------------------------------------------------------------------------------------
   4,244,884        7,843,323        3,598,439           (9,137,273)
                                                                             56,355,896       55,537,808
------------------------------------------------------------------------------------------------------------------------------------
     784,501          305,900         (478,601)          (3,850,569)
                                                                             19,272,238       16,585,922
------------------------------------------------------------------------------------------------------------------------------------
 $25,989,041      $39,862,057     $ 13,873,016        ($ 49,360,902)       $304,240,411     $297,756,084
============      ===========     ============         ============        ============     ============

Variable Annuity Account G
Notes to Financial Statements - December 31, 1997 (continued):
5.
  Supplemental Information to Statements of Operations and Changes in Net Assets - (continued):


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                             Valuation          Proceeds          Cost of             Net
                                                              Period              from          Investments        Realized
                                           Dividends        Deductions           Sales              Sold          Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------

   Oppenheimer Funds:
   Bond Fund:                             $ 1,104,498      ($   235,724)     $  4,826,495      $  4,828,642       ($   2,147)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund:               3,495,018          (828,310)       26,760,766        23,113,025         3,647,74
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                          0          (644,717)       15,620,037        15,191,263           428,77
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Growth Fund:                             3,625,748          (665,320)       12,139,115        10,964,531        1,174,584
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   High Income Fund:                        3,607,200          (515,281)       16,152,336        15,476,296          676,040
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Money Fund:                                807,981          (230,448)       35,552,603        35,524,618           27,985
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Multiple Strategies Fund:                3,968,794          (746,766)        7,332,774         7,002,443          330,331
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                     1,359,115          (234,352)        5,334,333         5,113,761          220,572
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account G       $17,968,354      ($ 4,100,918)     $123,718,459      $117,214,579        $6,503,880
======================================    ===========       ===========      ============      ============        ==========

------------------------------------------------------------------------------------------------------------------------------------
           Net Unrealized                                        Net
            Gain (Loss)                     Net          Increase (Decrease)               Net Assets
-----------------------------------      Change in          In Net Assets      ----------------------------------
     Beginning             End           Unrealized           from Unit           Beginning           End
      of Year            of Year        Gain (Loss)         Transactions           of Year          of Year
------------------------------------------------------------------------------------------------------------------------------------
 $       386,616      $   103,324       ($  283,292)       ($  2,797,881)
                                                                                $ 18,684,805     $ 16,470,259
------------------------------------------------------------------------------------------------------------------------------------
       3,759,740        5,965,703         2,205,963           (4,075,202)
                                                                                  57,455,911       61,901,121
------------------------------------------------------------------------------------------------------------------------------------
      (1,380,765)       5,099,890         6,480,655           (6,427,068)
                                                                                  47,073,537       46,911,181
------------------------------------------------------------------------------------------------------------------------------------
       2,222,313        8,024,778         5,802,465           (3,857,056)
                                                                                  46,595,829       52,676,250
------------------------------------------------------------------------------------------------------------------------------------
         529,137        1,754,049         1,224,912           (5,460,806)
                                                                                  38,769,887       38,301,952
------------------------------------------------------------------------------------------------------------------------------------
               0           11,912            11,912           (5,609,002)
                                                                                  17,343,086       12,351,514
------------------------------------------------------------------------------------------------------------------------------------
         821,545        4,244,884         3,423,339           (5,190,564)
                                                                                  54,570,762       56,355,896
------------------------------------------------------------------------------------------------------------------------------------
         325,701          784,501           458,800            1,725,794
                                                                                  15,742,309       19,272,238
------------------------------------------------------------------------------------------------------------------------------------
 $     6,664,287      $25,989,041        $19,324,754       ($ 31,691,785)       $296,236,126     $304,240,411
 ===============      ===========        ===========        ============        ============     ============

                          Independent Auditor's Report

The Board of Directors of Aetna Life Insurance and Annuity Company and
     Contract Owners of Variable Annuity Account G:


We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account G (the "Account") as of December 31, 1997, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account G as of December 31, 1997, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997 in conformity with generally accepted accounting principles.


                                                KPMG Peat Marwick LLP


Hartford, Connecticut
February 27, 1998